Earnings Per Share	6 Months Ended
Jun. 30, 2011
Earnings Per Share

9.             Earnings Per Share

We use the two-class method of computing earnings per common share, which is an earnings allocation formula that determines earnings per share for common stock and any participating securities according to dividends declared (whether paid or unpaid) and participation rights in undistributed earnings. Under the two-class method, earnings per common share are computed by dividing the sum of distributed earnings to common stockholders and undistributed earnings allocated to common stockholders by the weighted average number of common shares outstanding for the period.

A participating security is defined by GAAP as an unvested stock-based payment award containing non-forfeitable rights to dividends and must be included in the computation of earnings per share pursuant to the two-class method.  Nonvested restricted stock and LTIP units are considered participating securities as these share-based awards contain non-forfeitable rights to dividends irrespective of whether the awards ultimately vest or expire.  During the period from April 20 to June 30, 2011, there were 80,809 and 190,419 unvested restricted stock shares and unvested LTIP units, respectively, that were considered participating securities, which were not dilutive.

The following tables set forth the computation of basic and diluted earnings per common share for the period April 20 to June 30, 2011 (in thousands, except per share amounts).

STAG Industrial, Inc. Period from April 20 to June 30
2011
Numerator
Net loss attributable to the Company	$(3,903)

Denominator
Weighted average common shares outstanding — basic and diluted	15,153,646

Earnings per Common Share — Basic and Diluted	$(0.26)

Earnings per share is not presented for the periods April 1 to April 19, 2011, January 1 to April 19, 2011, and the three and six months ended June 30, 2010 as the Offering did not occur until April 20, 2011.